Segment information (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 610,605	$ 191,412	₪ 575,795	₪ 543,262
Customer One [Member]
Disclosure of operating segments [line items]
Revenue	₪ 65,084		₪ 51,371	₪ 60,431